Premises and Equipment (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Land	$ 6,882,381	$ 6,399,132
Buildings and improvements	18,564,624	17,001,254
Furniture, fixtures, and equipment	6,470,985	5,697,504
Construction in progress	90,248
Property, Plant and Equipment, Gross, Total	32,008,238	29,097,890
Less accumulated depreciation	8,397,596	7,332,592
Premises and equipment, net	$ 23,610,642	$ 21,765,298